RELATED PARTIES TRANSACTIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Total Due from	$ 125,658	$ 81,039
Global Bizrewards Sdn. Bhd. [Member]
Total Due from	$ 47,789	34,465
Purpose	Advance
Multimedia Biz Solution Sdn. Bhd. [Member]
Total Due from	$ 50,839	46,574
Purpose	Advance
SKH Media Sdn. Bhd. [Member]
Total Due from	$ 12,709
Purpose	Advance
Creative Iconic Sdn. Bhd. [Member]
Total Due from	$ 6,355
Purpose	Advance
Sportlight Business Training Academy Sdn. Bhd. [Member]
Total Due from	$ 7,966
Purpose	Advance